Share Capital and Other Equity Instruments - Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values (Details)	6 Months Ended
	Jun. 30, 2022 yr $ / shares	Jun. 30, 2021 yr $ / shares
Disclosure of classes of share capital [abstract]
Expected dividend rate	0.00%	0.00%
Expected volatility of share price	115.80%	115.50%
Risk-free interest rate	2.85%	0.99%
Expected life in years | yr	6.8	6.5
Weighted average grant date fair value | $ / shares	$ 0.75	$ 5